UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	October 1- December 31, 2006

Item 1 – Schedule of Investments.

Schedule of Investments (Unaudited)

CornerCap Balanced Fund

December 31, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (61.0%)
Aerospace & Defense (1.3%)
Goodrich Corp.	5,350	$243,692

Apparel (0.2%)
Hanesbrands, Inc. *	1,268	29,950

Autos-Cars / Light Trucks (1.5%)
DaimlerChrysler AG	4,400	270,204

Auto Components (1.4%)
Johnson Controls, Inc.	2,950	253,464

Beverages (1.2%)
Anheuser-Busch Cos, Inc.	4,500	221,400

Chemicals (1.2%)
PPG Industries, Inc.	3,300	211,893

Commercial Banks (7.4%)
Bank of America Corp.	4,164	222,316
The Bank of New York Co., Inc	6,200	244,094
Comerica, Inc.	3,700	217,116
US Bancorp	6,350	229,806
Wachovia Corp.	3,800	216,410
Washington Mutual, Inc.	5,150	234,274
		1,364,016
Commercial Services & Supplies (2.7%)
Convergys Corp. *	10,900	259,202
R.R. Donnelley & Sons Co.	6,850	243,449
		502,651
Communications Equipment (1.4%)
UTStarcom, Inc. *	29,850	261,188

Consumer Finance (1.4%)
Countrywide Financial Corp.	6,098	258,860

Containers & Packaging (1.5%)
Owens-Illinois, Inc. *	15,200	280,440

Cosmetics & Personal Care (1.3%)
The Estee Lauder Cos, Inc. - Class A	5,800	236,756

Diversified Consumer Services (1.2%)
H&R Block, Inc.	9,650	222,336

Diversified Financial Services (3.8%)
Allied Capital, Inc.	6,900	225,492
Bear Stearns & Co., Inc.	1,600	260,448
Fannie Mae	3,750	222,712
		708,652
Electric Utilities (1.2%)
Dynegy, Inc. - Class A *	368	2,664
FirstEnergy Corp.	3,700	222,777
		225,441

Electronic Equipment & Instruments (1.3%)
Diebold, Inc.	5,100	237,660

Food Products (1.2%)
Sara Lee Corp.	13,150	223,945

Health Care Providers & Services (2.7%)
Cigna Corp.	2,150	282,875
UnitedHealth Group, Inc.	4,150	222,980
		505,855
Industrial Conglomerates (1.3%)
Tyco International Ltd.	8,100	246,240

Insurance (3.8%)
Everest Re Group Ltd.	2,150	210,936
Marsh & McLennan Co., Inc.	8,000	245,280
The St. Paul Travelers Companies, Inc.	4,550	244,290
		700,506
Leisure Equipment & Products (1.2%)
Brunswick Corp.	6,750	215,325

Machinery (2.5%)
Eaton Corp.	3,100	232,934
Timken Co.	8,000	233,440
		466,374
Media (1.3%)
Gannett Co., Inc.	3,950	238,817

Metals & Mining (1.3%)
Alcoa, Inc.	8,050	241,581

Oil & Gas (1.5%)
Marathon Oil Corp.	2,900	268,250

Pharmaceuticals (2.1%)
Pfizer, Inc.	7,350	190,365
Wyeth	4,000	203,680
		394,045
Retailers - Other (1.3%)
Home Depot, Inc.	5,800	232,928

Semiconductors & Equipment (2.4%)
Intel Corp.	11,200	226,800
LSI Logic Corp. *	23,850	214,650
		441,450
Telecommunications (4.4%)
AT&T, Inc.	7,000	250,250
BellSouth Corp.	6,000	282,660
Telefonos de Mexico, S.A. de C.V.	9,650	272,516
		805,426
Textiles & Apparel (2.7%)
Jones Apparel Group, Inc.	6,900	230,667
VF Corp.	3,300	270,864
		501,531
Transportation (1.3%)
Norfolk Southern Corp.	4,700	236,363

TOTAL COMMON STOCKS (IDENTIFIED COST $8,541,024)		11,247,239

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (18.4%)
Banks - Money Center (1.6%)
GCB Wells Fargo	3.125%	04/01/2009	150,000	143,454
Norwest Financial	6.250%	12/15/2007	150,000	150,861
				294,315
Banks - Super Regional (1.8%)
Citigroup, Inc.	7.250%	10/01/2010	165,000	175,859
Citigroup, Inc.	5.000%	09/15/2014	150,000	146,460
				322,319
Chemicals (0.5%)
E.I. du Pont de Nemours & Co.	4.125%	04/30/2010	100,000	97,029

Diversified Financial Services (3.6%)
Allstate Life Global Funding Trusts	4.250%	02/26/2010	100,000	97,006
Caterpillar Financial Services	3.800%	02/08/2008	150,000	147,543
Lehman Brothers Holdings, Inc.	6.625%	01/18/2012	150,000	158,488
Toyota Motor Credit Corp.	5.450%	05/18/2011	150,000	152,063
Wells Fargo Financial	5.500%	08/01/2012	100,000	101,173
				656,273
Finance (0.8%)
General Electric Capital Notes	5.450%	01/15/2013	140,000	141,339

Health Care Products (0.8%)
Johnson & Johnson	3.800%	05/15/2013	150,000	139,682

Household Products (0.5%)
Pepsico, Inc.	5.700%	11/01/2008	100,000	100,768

Investment Services (3.3%)
Berkshire Hathaway, Inc.	4.625%	10/15/2013	100,000	96,113
Credit Suisse USA	5.375%	03/02/2016	250,000	250,031
Goldman Sachs Group, Inc.	5.125%	01/15/2015	170,000	166,103
Morgan Stanley	5.050%	01/21/2011	100,000	99,350
				611,597
Pharmaceuticals (0.9%)
Eli Lilly & Co.	6.000%	03/15/2012	160,000	165,676

Retailers - Other (2.4%)
Home Depot, Inc.	4.625%	08/15/2010	100,000	97,897
Quicksilver, Inc.	4.950%	08/15/2014	200,000	195,323
Wal-Mart Stores, Inc.	6.875%	08/10/2009	150,000	156,274
				449,494
Securities Broker (0.8%)
Merrill Lynch & Co, Inc.	6.375%	10/15/2008	150,000	152,679

Telecom - Other (0.8%)
Bell South Telecom	6.000%	10/15/2011	150,000	153,896

Wireless Communications (0.6%)
Verizon VA, Inc.	4.625%	03/15/2013	125,000	117,388

TOTAL CORPORATE BONDS (IDENTIFIED COST $3,435,358)				3,402,455

GOVERNMENT BONDS & NOTES (11.2%)
US Treasury (11.2%)
US Treasury Inflation Indexed Bond	1.875%	07/15/2015	155,705	149,215
US Treasury Note	4.375%	05/15/2007	75,000	74,813
US Treasury Note	6.125%	08/15/2007	100,000	100,633
US Treasury Note	3.000%	02/15/2008	150,000	146,777
US Treasury Note	3.375%	12/15/2008	100,000	97,356
US Treasury Note	4.875%	05/15/2009	100,000	100,219
US Treasury Note	5.500%	05/15/2009	200,000	203,344
US Treasury Note	5.750%	08/15/2010	150,000	155,174
US Treasury Note	5.000%	02/15/2011	100,000	101,250
US Treasury Note	5.000%	08/15/2011	190,000	192,657
US Treasury Note	4.875%	02/15/2012	280,000	282,559
US Treasury Note	4.250%	08/15/2013	150,000	146,238
US Treasury Note	4.000%	02/15/2014	155,000	148,370
US Treasury Note	4.000%	02/15/2015	170,000	161,945
				2,060,550

TOTAL GOVERNMENT BONDS & NOTES (IDENTIFIED COST $2,067,654)				2,060,550

US GOVERNMENT AGENCY SECURITIES (6.5%)
Federal Farm Credit Bank (FFCB) (0.8%)
FFCB	4.875%	09/24/2014	150,000	148,919

Federal Home Loan Bank (FHLB) (1.6%)
FHLB	3.500%	11/15/2007	150,000	147,803
FHLB	5.250%	06/12/2009	150,000	149,682
				297,485
Federal Home Loan Mortgage Corp (FHLMC) (1.6%)
FHLMC	4.625%	06/01/2007	150,000	150,801
FHLMC	4.500%	01/15/2015	150,000	145,276
				296,077
Federal National Mortgage Association (FNMA) (2.5%)
FNMA	4.750%	01/02/2007	100,000	100,000
FNMA	4.000%	09/02/2008	100,000	98,135
FNMA	5.000%	03/15/2016	250,000	250,598
				448,733

TOTAL US GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $1,194,577)				1,191,214

SHORT TERM INVESTMENTS (2.4%)
Federal Treasury Obligation Money Market **	5.150%	12/31/2099	452,407	452,407

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $452,407)				452,407

TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $15,691,020)				18,353,865

TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)				91,468

TOTAL NET ASSETS (100.0%)				$18,445,333

*                                         Non Income Producing Security

**                                  Variable Rate Security; The rate shown represents the rate at December 31, 2006.

Gross appreciation (excess of value over tax cost)	2,795,296
Gross depreciation (excess of tax cost over value)	(132,451)
Net unrealized appreciation/(depreciation)	2,662,845
Cost of investments for income tax purposes	15,691,020

Schedule of Investments (Unaudited)

CornerCap Small Cap Fund

December 31, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (100.8%)
Aerospace & Defense (4.9%)
Armor Holdings, Inc. *	7,475	$410,004
Curtiss-Wright Corp.	15,600	578,448
		988,452
Auto Components (4.0%)
American Axle & Manufacturing Holdings Inc.	19,200	364,608
ArvinMeritor, Inc.	24,650	449,369
		813,977
Building Products (7.3%)
Apogee Enterprises, Inc.	24,900	480,819
Crane Co.	10,525	385,636
ElkCorp	14,550	597,859
		1,464,314
Chemicals (1.6%)
Olin Corp.	20,000	330,400

Commercial Banks (6.6%)
FirstMerit Corp.	17,300	417,622
Washington Federal, Inc.	17,794	418,693
Webster Financial Corp.	10,000	487,200
		1,323,515
Commercial Services & Supplies (5.2%)
ABM Industries, Inc.	25,100	570,021
John H. Harland Co.	9,600	481,920
		1,051,941
Communications Equipment (2.5%)
Plantronics, Inc.	24,000	508,800

Discount Retail (1.9%)
Fred’s, Inc.	31,850	383,474

Distribution/Wholesale (2.3%)
Building Materials Holding Corp. *	18,600	459,234

Electronic Equipment & Instruments (11.4%)
Advanced Energy Industries, Inc. *	15,000	283,050
CTS Corp.	33,500	525,950
Mettler-Toledo International, Inc. *	7,400	583,490
Orbotech Ltd. *	21,300	541,872
Technitrol, Inc.	15,000	358,350
		2,292,712
Health Care Providers & Services (2.3%)
Apria Healthcare Group, Inc. *	17,032	453,903

Hotels, Restaurants & Leisure (2.2%)
Ruby Tuesday, Inc.	16,400	450,016

Household Durables (8.3%)
Beazer Homes USA, Inc.	10,500	493,605
Blyth, Inc.	10,450	216,838
Helen of Troy Ltd. *	17,350	420,911
Libbey, Inc.	43,730	539,628
		1,670,982
Industrial Conglomerates (2.3%)
Standex International Corp.	15,600	470,028

Insurance (7.1%)
Clark, Inc.	33,550	557,937
HCC Insurance Holdings, Inc.	13,237	424,775
Reinsurance Group of America, Inc.	8,000	445,600
		1,428,312

Internet Software & Services (3.4%)
Sabre Holdings Corp. - Class A	21,200	676,068

Leisure Equipment & Products (4.1%)
K2, Inc. *	35,730	471,279
Polaris Industries, Inc.	7,500	351,225
		822,504
Machinery (4.0%)
Briggs & Stratton Corp.	12,700	342,265
Wabtec Corp.	15,200	461,776
		804,041
Metals & Mining (2.7%)
Brush Engineered Materials, Inc. *	16,050	542,008

Oil & Gas (4.2%)
Basic Energy Services, Inc. *	17,800	438,770
Helmerich & Payne, Inc.	17,000	415,990
		854,760
Pharmaceuticals (2.4%)
Perrigo Co.	27,900	482,670

Real Estate (1.8%)
Friedman, Billings, Ramsey Group, Inc. Class A	44,350	354,800

Semiconductors & Equipment (1.8%)
Adaptec, Inc. *	75,800	353,228

Specialty Retail (2.5%)
Regis Corp.	12,850	508,089

Tobacco (2.3%)
Universal Corp.	9,500	465,595

Trucking (1.7%)
Arkansas Best Corp.	9,550	343,800

TOTAL COMMON STOCKS (IDENTIFIED COST $16,677,760)		20,297,623

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
SHORT TERM INVESTMENTS (2.5%)
Federated Treasury Obligations Money Market **	5.150%	12/31/2099	500,087	500,087

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $500,087)				500,087

TOTAL INVESTMENTS (103.3%) (IDENTIFIED COST $17,177,847)				20,797,710

TOTAL LIABILITIES LESS OTHER ASSETS (-3.3%)				(657,036)

TOTAL NET ASSETS (100.0%)				$20,140,674

*                                         Non Income Producing Security

**                                  Variable Rate Security; The rate shown represents the rate at December 31, 2006.

Gross appreciation (excess of value over tax cost)	4,638,328
Gross depreciation (excess of tax cost over value)	(1,030,418)
Net unrealized appreciation/(depreciation)	3,607,910
Cost of investments for income tax purposes	17,189,800

Schedule of Investments (Unaudited)

CornerCap Contrarian Fund

December 31, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (94.7%)
Aerospace & Defense (2.5%)
Curtiss-Wright Corp.	3,650	$135,342

Auto Components (1.9%)
ArvinMeritor, Inc.	5,550	101,176

Beverages (2.0%)
Anheuser-Busch Cos, Inc.	2,200	108,240

Building Products (4.8%)
Ameron, Internatioal Corp.	1,650	126,010
ElkCorp	3,200	131,488
		257,498
Commercial Banks (5.5%)
Bank of America Corp.	2,304	123,011
The Bank of New York Co., Inc	2,100	82,677
Popular, Inc.	4,900	87,955
		293,643
Commercial Services (0.2%)
Avis Budget Group, Inc.	580	12,580

Communications Equipment (1.3%)
Plantronics, Inc.	3,400	72,080

Consumer Finance (2.0%)
Countrywide Financial Corp.	2,500	106,125

Containers & Packaging (2.4%)
Owens-Illinois, Inc. *	7,000	129,150

Distribution/Wholesale (1.6%)
Building Materials Holding Corp.	3,500	86,415

Diversified Consumer Services (3.7%)
H&R Block, Inc.	3,800	87,552
Stewart Enterprises, Inc.	17,840	111,500
		199,052
Diversified Financial Services (2.0%)
Fannie Mae	1,850	109,872

Electronic Equipment & Instruments (4.3%)
Diebold, Inc.	2,400	111,840
Orbotech Ltd. *	4,600	117,024
		228,864
Health Care Providers & Services (6.3%)
Cigna Corp.	1,025	134,859
Health Management Associates, Inc. - Class A	4,150	87,607
UnitedHealth Group, Inc.	2,200	118,206
		340,672
Hotels Restaurants & Leisure (0.7%)
Wyndham Worldwide Corp. *	1,160	37,143

Household Durables (4.2%)
Helen of Troy Ltd. *	5,130	124,454
Libbey, Inc.	8,000	98,720
		223,174

Industrial Conglomerates (2.2%)
Tyco International Ltd.	3,850	117,040

Insurance (11.5%)
HCC Insurance Holdings, Inc.	2,000	64,180
Marsh & McLennan Co., Inc.	3,400	104,244
The PMI Group, Inc.	1,850	87,264
SeaBright Insurance Holdings, Inc. *	6,200	111,662
The St. Paul Travelers Companies, Inc.	2,500	134,225
UnumProvident Corp.	5,450	113,251
		614,826
Internet Software & Services (2.7%)
Sabre Holdings Corp. - Class A	4,600	146,694

Leisure Equipment & Products (1.6%)
K2, Inc. *	6,400	84,416

Machinery (3.5%)
Crane Co.	2,400	87,936
Wabtec Corp.	3,200	97,216
		185,152
Media (1.7%)
Gannett Co., Inc.	1,550	93,713

Metals & Mining (2.0%)
Alcoa, Inc.	3,500	105,035

Oil & Gas (3.1%)
Basic Energy Services, Inc. *	3,400	83,810
Helmerich & Payne, Inc.	3,350	81,975
		165,785
Pharmaceuticals (4.0%)
Pfizer, Inc.	4,100	106,190
Wyeth	2,100	106,932
		213,122
Real Estate (2.4%)
Friedman, Billings, Ramsey Group, Inc. Class A	10,300	82,400
Realogy Corp. *	1,450	43,964
		126,364
Retailers - Other (2.0%)
Home Depot, Inc.	2,700	108,432

Semiconductors & Equipment (5.0%)
Adaptec, Inc. *	16,700	77,822
Intel Corp.	5,000	101,250
LSI Logic Corp. *	9,800	88,200
		267,272
Telecommunications (3.5%)
Radyne Corp. *	8,500	91,290
Telefonos de Mexico, S.A. de C.V.	3,500	98,840
		190,130
Textiles & Apparel (1.6%)
Jones Apparel Group, Inc.	2,600	86,918

Tobacco (2.5%)
Universal Corp.	2,700	132,327

TOTAL COMMON STOCKS (IDENTIFIED COST $4,440,931)		5,078,252

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (4.5%)
Diversified Financial Services (4.5%)
Ford Motor Credit Co.	4.500%	03/20/2009	120,000	109,694
General Motors Acceptance Corp. (GMAC)	5.250%	08/15/2009	140,000	133,605
				243,299

TOTAL CORPORATE BONDS (IDENTIFIED COST $238,759)				243,299

SHORT TERM INVESTMENTS (0.8%)
Federal Treasury Obligation Money Market **	5.150%	12/31/2099	42,435	42,435

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $42,435)				42,435

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $4,722,125)				5,363,986

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)				518

TOTAL NET ASSETS (100.0%)				$5,364,504

*                                         Non Income Producing Security

**           Variable Rate Security; The rate shown represents the rate at December 31, 2006.

Gross appreciation (excess of value over tax cost)	808,782
Gross depreciation (excess of tax cost over value)	(166,921)
Net unrealized appreciation/(depreciation)	641,861
Cost of investments for income tax purposes	4,722,125

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	March 1, 2007

By:	/s/ Thomas E. Quinn
Thomas E Quinn
Chief Accounting Officer

Date:	March 1, 2007